Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Future Minimum Lease Payments Required under Noncancelable Operating Leases

Future minimum lease payments required under noncancelable operating leases that have initial or remaining lease terms in excess of one year at December 31, 2016 are as follows:

(Millions of yen)
Year ending December 31:
2017	26,380
2018	18,273
2019	13,543
2020	8,544
2021	6,411
Thereafter	11,794

Total future minimum lease payments	84,945

Changes in Accrued Product Warranty Costs

Changes in accrued product warranty costs for the years ended December 31, 2016 and 2015 are summarized as follows:

	Years ended December 31
	2016	2015
	(Millions of yen)
Balance at beginning of year	14,014	11,564
Additions	15,403	18,942
Utilization	(12,759)	(12,404)
Other	(3,490)	(4,088)

Balance at end of year	13,168	14,014